Tax (Tables)	12 Months Ended
Dec. 31, 2023
Tax [Abstract]
Specification of Income Tax
Specification of income tax

(Dollars in thousands)	2023	2022	2021
Income tax payable	$532	$592	$378
Tax expenses related to previous year	47	(4)	(27)
Change in deferred tax	70	(1)	9
Total income tax expense	$649	$587	$360

Specification of Temporary Differences and Deferred Tax
Specification of temporary differences and deferred tax
	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021
Property, plant and equipment	$294	$468	$(11)
Pensions	(900)	(695)	(662)
Total basis for deferred tax	$(606)	$(227)	$(674)
Deferred tax liability(asset), net [1]	$(176)	$(113)	$(152)
Deferred tax (asset), gross [2]	(212)	(168)	(166)
Deferred tax liability, gross [2]	36	55	14

[1]	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
[2]
Deferred tax liability related to one of the indirect subsidiaries in Singapore cannot be off-set with the deferred tax assets related to the subsidiary in Norway or one of the direct subsidiaries in Singapore.

Reconciliation of Income Tax Expense
Reconciliation of income tax expense

(Dollars in thousands)	2023	2022	2021
Profit/(loss) before income tax	$162,046	$62,567	$(11,147)
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	649	587	360
Total income tax expense	$649	$587	$360